Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000236999 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000236999 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236999 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000236999 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236999 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000236999 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236999 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236999 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236999 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236999 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236999 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000236999 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000236999 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236999 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236999 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
C000236999 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236999 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236999 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000236999 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236999 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236999 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236999 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000236999 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000727 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000727 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000000727 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000727 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000727 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000727 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000727 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000000727 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000727 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000727 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000727 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000727 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000727 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000000727 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000000727 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000727 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000727 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[4]
C000000727 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000727 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000727 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000000727 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000727 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000727 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000727 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000000727 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000236998 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000236998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236998 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000236998 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236998 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236998 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236998 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236998 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236998 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000236998 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000236998 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236998 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236998 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[6]
C000236998 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236998 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236998 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000236998 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236998 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236998 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236998 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000236998 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236997 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000236997 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000236997 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236997 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236997 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000236997 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236997 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000236997 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000236997 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236997 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236997 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236997 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236997 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000236997 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000236997 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236997 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236997 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[8]
C000236997 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236997 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000236997 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000236997 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236997 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236997 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000236997 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000236997 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%

[1]	Amount represents less than .01%.
[2]	Amount represents less than .01%.
[3]	Amount represents less than .01%.
[4]	Amount represents less than .01%.
[5]	Amount represents less than .01%.
[6]	Amount represents less than .01%.
[7]	Amount represents less than .01%.
[8]	Amount represents less than .01%.